Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Product sales, net	$ 13,697,368	$ 9,677,178
Cost of goods sold	11,068,911	8,111,170
Gross profit	2,628,457	1,566,008
Operating Expenses
Personnel	1,931,324	1,311,484
Advertising	1,083,248	666,436
Bank and credit card fees	532,742	244,740
Depreciation and amortization	122,331	91,841
General and administrative	2,239,498	1,439,840
Total Operating Expenses	5,909,143	3,754,341
LOSS FROM OPERATIONS	(3,280,686)	(2,188,333)
Other Income (Expense)
Interest income	10,096
Interest expense	(232,831)	(456,070)
Other income	10,206	2,383
Total Other Income (Expense)	(212,529)	(453,687)
NET LOSS BEFORE INCOME TAXES	(3,493,215)	(2,642,020)
INCOME TAX BENEFIT (EXPENSE)		435,000			$ (698,303)
NET LOSS	$ (3,493,215)	$ (2,207,020)
LOSS PER COMMON SHARE – BASIC AND DILUTED	$ (0.57)	$ (0.44)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	6,111,200	5,000,000
Successor [Member]
Product sales, net				$ 34,668,112	55,133,653
Cost of goods sold				28,596,129	47,878,541
Gross profit				6,071,983	7,255,112
Operating Expenses
Personnel				2,909,751	6,565,380
Advertising				1,996,507	4,865,361
Bank and credit card fees				870,877	1,806,620
Depreciation and amortization				271,036	549,712
General and administrative				4,728,571	7,900,566
Total Operating Expenses				10,776,742	21,687,639
LOSS FROM OPERATIONS				(4,704,759)	(14,432,527)
Other Income (Expense)
Interest income					2,479
Financing costs – amortization of debt discount				(520,160)	(762,911)
Adjustment in value of contingency				32,246	(138,922)
Interest expense				(785,411)	(870,847)
Loss on extinguishment of debt					(1,756,095)
Write-off of acquisition receivable					(809,000)
Change in fair value of warrant liability				106,900	(2,127,656)
Other income				15,010	25,945
Total Other Income (Expense)				(1,151,415)	(6,437,007)
NET LOSS BEFORE INCOME TAXES				(5,856,174)	(20,869,534)
INCOME TAX BENEFIT (EXPENSE)				698,303	(698,303)
NET LOSS				$ (5,157,871)	$ (21,567,837)
LOSS PER COMMON SHARE – BASIC AND DILUTED				$ (1.03)	$ (3.95)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED				5,000,000	5,463,603
Predecessor [Member]
Product sales, net			$ 12,946,901
Cost of goods sold			11,004,842
Gross profit			1,942,059
Operating Expenses
Personnel			913,919
Advertising			714,276
Bank and credit card fees			329,247
Depreciation and amortization			9,675
General and administrative			451,214
Total Operating Expenses			2,418,331
LOSS FROM OPERATIONS			(476,272)
Other Income (Expense)
Interest income			23,807
Financing costs – amortization of debt discount
Adjustment in value of contingency
Interest expense
Loss on extinguishment of debt
Write-off of acquisition receivable
Change in fair value of warrant liability
Other income			7,200
Total Other Income (Expense)			31,007
NET LOSS BEFORE INCOME TAXES			(445,265)
INCOME TAX BENEFIT (EXPENSE)
NET LOSS			$ (445,265)
LOSS PER COMMON SHARE – BASIC AND DILUTED			$ (63.61)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED			7,000